Leases - Navios Holdings Lease Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Leased Assets [Line Items]
Lease expenses	$ 102,296	$ 124,480	$ 134,772
Charter-in contracts
Operating Leased Assets [Line Items]
Lease expenses	101,132	121,427	131,552
Land lease agreements
Operating Leased Assets [Line Items]
Lease expenses	564	552	344
Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses	600	2,501	2,876
Dry Bulk Vessel Operations
Operating Leased Assets [Line Items]
Lease expenses	94,545	119,387	133,612
Dry Bulk Vessel Operations | Charter-in contracts
Operating Leased Assets [Line Items]
Lease expenses	94,545	117,562	131,438
Dry Bulk Vessel Operations | Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses	0	1,825	2,174
Logistic Business
Operating Leased Assets [Line Items]
Lease expenses	7,751	5,093	1,160
Logistic Business | Charter-in contracts
Operating Leased Assets [Line Items]
Lease expenses	6,587	3,865	114
Logistic Business | Land lease agreements
Operating Leased Assets [Line Items]
Lease expenses	564	552	344
Logistic Business | Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses	$ 600	$ 676	$ 702